Risk management_Cash flows of non-trading interest bearing assets and liabilities by repricing date (Details) - KRW (₩) ₩ in Millions	Jun. 30, 2018	Dec. 31, 2017
Asset
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	₩ 296,501,857	₩ 328,925,492
Loans and other financial assets at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	259,148,527
Loans and receivables
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		297,775,378
Financial assets at FVTOCI
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	18,982,136
AFS financial assets
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		13,866,019
Securities at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	18,371,194
HTM financial assets
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		17,284,095
Liability
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	282,874,437	279,659,987
Deposits due to customers
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	238,018,476	234,879,069
Borrowings
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	16,131,095	14,961,062
Debentures
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	28,724,866	29,819,856
Within 3 months | Asset
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	157,446,946	166,090,779
Within 3 months | Loans and other financial assets at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	148,324,408
Within 3 months | Loans and receivables
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		161,653,892
Within 3 months | Financial assets at FVTOCI
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	6,771,707
Within 3 months | AFS financial assets
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		2,150,708
Within 3 months | Securities at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	2,350,831
Within 3 months | HTM financial assets
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		2,286,179
Within 3 months | Liability
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	111,737,115	118,636,715
Within 3 months | Deposits due to customers
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	101,367,145	106,815,564
Within 3 months | Borrowings
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	9,390,749	9,865,249
Within 3 months | Debentures
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	979,221	1,955,902
4 to 6 months | Asset
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	46,500,287	46,333,100
4 to 6 months | Loans and other financial assets at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	41,273,662
4 to 6 months | Loans and receivables
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		41,671,530
4 to 6 months | Financial assets at FVTOCI
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	3,243,204
4 to 6 months | AFS financial assets
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		2,500,103
4 to 6 months | Securities at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	1,983,421
4 to 6 months | HTM financial assets
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		2,161,467
4 to 6 months | Liability
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	52,280,354	41,259,186
4 to 6 months | Deposits due to customers
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	48,458,377	37,750,367
4 to 6 months | Borrowings
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	2,020,828	1,056,579
4 to 6 months | Debentures
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	1,801,149	2,452,240
7 to 9 months | Asset
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	13,000,949	11,064,295
7 to 9 months | Loans and other financial assets at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	9,372,945
7 to 9 months | Loans and receivables
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		7,614,159
7 to 9 months | Financial assets at FVTOCI
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	1,902,718
7 to 9 months | AFS financial assets
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		2,016,711
7 to 9 months | Securities at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	1,725,286
7 to 9 months | HTM financial assets
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		1,433,425
7 to 9 months | Liability
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	32,998,172	26,549,085
7 to 9 months | Deposits due to customers
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	29,955,015	25,117,556
7 to 9 months | Borrowings
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	859,698	412,966
7 to 9 months | Debentures
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	2,183,459	1,018,563
10 to 12 months | Asset
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	12,292,530	10,466,965
10 to 12 months | Loans and other financial assets at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	8,650,081
10 to 12 months | Loans and receivables
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		6,411,841
10 to 12 months | Financial assets at FVTOCI
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	1,637,346
10 to 12 months | AFS financial assets
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		2,367,762
10 to 12 months | Securities at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	2,005,103
10 to 12 months | HTM financial assets
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		1,687,362
10 to 12 months | Liability
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	21,950,645	29,775,736
10 to 12 months | Deposits due to customers
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	19,029,698	27,585,458
10 to 12 months | Borrowings
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	513,068	437,431
10 to 12 months | Debentures
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	2,407,879	1,752,847
1 to 5 years | Asset
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	62,414,616	67,749,792
1 to 5 years | Loans and other financial assets at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	47,212,644
1 to 5 years | Loans and receivables
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		54,150,998
1 to 5 years | Financial assets at FVTOCI
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	5,246,163
1 to 5 years | AFS financial assets
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		4,229,000
1 to 5 years | Securities at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	9,955,809
1 to 5 years | HTM financial assets
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		9,369,794
1 to 5 years | Liability
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	60,361,144	59,998,426
1 to 5 years | Deposits due to customers
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	38,912,199	37,518,878
1 to 5 years | Borrowings
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	2,823,334	2,709,010
1 to 5 years | Debentures
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	18,625,611	19,770,538
Over 5 years | Asset
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	4,846,529	27,220,561
Over 5 years | Loans and other financial assets at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	4,314,787
Over 5 years | Loans and receivables
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		26,272,958
Over 5 years | Financial assets at FVTOCI
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	180,998
Over 5 years | AFS financial assets
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		601,735
Over 5 years | Securities at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	350,744
Over 5 years | HTM financial assets
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		345,868
Over 5 years | Liability
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	3,547,007	3,440,839
Over 5 years | Deposits due to customers
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	296,042	91,246
Over 5 years | Borrowings
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	523,418	479,827
Over 5 years | Debentures
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	₩ 2,727,547	₩ 2,869,766